Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows used in operating activities
Net loss	$ (8,014)	$ (5,083)
Adjustments for:
Stock-based compensation	1,980	1,921
Depreciation equipment	4
Issued stock for service fee	1,330	32
Amortization and others	411
Accounts receivable and other receivables	(10)	60
Prepaid expense	(37)	(34)
Inventories	6	(24)
Accounts payable and accrued liabilities	592	(615)
Security deposit	13
Net cash flows used in operating activities	(3,725)	(3,743)
Cash flows from (used in) financing activities
Proceeds from the issuance of share capital	5,000	7,932
Repayment of operating lease and financing obligation	(125)
Net cash flows provided by financing activities	4,875	7,932
Cash flows used in investing activities
Net (decrease) increase in cash	1,150	4,189
Cash, beginning of the period	7,946	851
Cash, end of the period	9,096	5,040
SUPPLEMENTAL DISCLOSURE
Income taxes paid
Interest paid
Increase in right-of-use asset and related liability	$ 329